Condensed Consolidated Interim Balance Sheet - USD ($)	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 3,020,000	$ 4,909,000		$ 1,535,000
Prepaid expenses, taxes and other receivables	258,000	414,000		660,000
Clinical trial deposit	205,000	205,000		1,075,000
Total current assets	3,483,000	5,528,000		3,270,000
Property and equipment, net	657,000	674,000		709,000
Total assets	4,140,000	6,202,000		3,979,000
Current liabilities
Accounts payable and accrued liabilities	2,207,000	2,207,000		2,784,000
Related party payables		52,000		298,000
Total current liabilities	2,257,000	2,259,000		3,082,000
Milestone payment liability	188,000	186,000		166,000
Total liabilities	2,445,000	2,445,000		3,248,000
Stockholders' equity
Common stock	2,000	2,000		2,000
Additional paid-in capital	163,445,000	153,358,000		141,438,000
Accumulated deficit	(162,052,000)	(159,876,000)		(151,375,000)
Accumulated other comprehensive income	21,000	21,000		21,000
Total stockholders' equity	1,695,000	3,757,000		731,000
Commitments and Contingencies
Total liabilities and stockholders' equity	4,140,000	6,202,000		3,979,000
Previously Reported [Member]
Stockholders' equity
Common stock		55,000
Additional paid-in capital		153,305,000
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Current assets
Cash and cash equivalents	19,596,022		$ 3,665,032		$ 14,252,518
Exclusivity rights deposit	5,192,371		0
Other current assets	547,450		493,769		491,774
Deferred offering costs	1,387,685		0
Total current assets	26,723,528		4,158,801		14,744,292
Operating right-of-use assets	236,069		20,820		138,224
Other noncurrent assets	33,769		0		33,769
Property and equipment, net	119,593		182,170		280,323
Total assets	27,112,959		4,361,791		15,196,608
Current liabilities
Accounts payable and accrued liabilities	2,420,833		3,438,559		2,754,443
Derivative Liability	2,853,000		137,000
Lease liabilities, current	155,211		20,820		117,481
Total current liabilities	5,429,044		3,596,379		2,871,924
Convertible notes payable, net	24,366,814		2,324,158
Lease liability, long term	84,346		0		20,743
Total Long-term liabilities			2,324,158,000		20,743,000
Total liabilities	29,880,204		5,920,537		2,892,667
Stockholders' equity
Preferred stock	8,056		8,056		8,062
Common stock	7,637		6,801		4,529
Additional paid-in capital	102,343,730		86,901,394		71,449,521
Accumulated deficit	(105,126,668)		(88,474,997)		(59,158,171)
Total stockholders' equity	(2,767,245)	(6,958,834)	(1,558,746)	5,455,293	12,303,941
Total liabilities and stockholders' equity	27,112,959		$ 4,361,791		$ 15,196,608
Related Party [Member]
Current liabilities
Related party payables	50,000	52,000		298,000
Preferred Stock Series A [Member]
Stockholders' equity
Preferred stock	$ 279,000	279,000		279,000
Preferred Stock Series C [Member]
Stockholders' equity
Preferred stock		$ 9,973,000		$ 10,366,000